Average Annual Total Returns - NVIT Newton Sustainable US Equity Fund	Class I Shares 1 Year	Class I Shares 5 Years	Class I Shares 10 Years	Class II Shares 1 Year	Class II Shares 5 Years	Class II Shares 10 Years	Class Y Shares 1 Year	Class Y Shares 5 Years	Class Y Shares 10 Years	S&P 500® Index (reflects no deduction for fees or expenses) 1 Year	S&P 500® Index (reflects no deduction for fees or expenses) 5 Years	S&P 500® Index (reflects no deduction for fees or expenses) 10 Years
Total	13.36%	11.94%	11.25%	13.34%	11.87%	11.15%	13.34%	11.87%	11.15%	18.40%	15.22%	13.88%